Subsequent Events	9 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

10. SUBSEQUENT EVENTS

We have evaluated subsequent events through August 8, 2012. Other than those set out above, there have been no subsequent events after June 30, 2012 for which disclosure is required.